Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,925,000
Previously Paid Amount	0.00
Total Fee Amount	294.72
Total Offset Amount	0.00
Net Fee	294.72
Narrative - Max Aggregate Offering Price	$ 1,925,000
Final Prospectus	true